UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-8314
Schwab Annuity Portfolios
(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105
(Address of principal executive offices) (Zip code)
Marie Chandoha
Schwab Annuity Portfolios
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: December 31
Date of reporting period: September 30, 2013

Item 1.	Schedule of Investments.

Schwab Annuity Portfolios
Schwab S&P 500 Index Portfolio

Portfolio Holdings as of September 30, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

98.2%	Common Stock	90,172,267	169,327,921
1.7%	Short-Term Investments	2,957,509	2,957,507

99.9%	Total Investments	93,129,776	172,285,428
0.1%	Collateral Invested for Securities on Loan	98,205	98,205
0.0%	Other Assets and Liabilities, Net		48,144

100.0%	Net Assets		172,431,777

	Number	Value
Security	of Shares	($)

Common Stock 98.2% of net assets

Automobiles & Components 1.2%
BorgWarner, Inc.	1,400	141,946
Delphi Automotive plc	3,400	198,628
Ford Motor Co.	44,412	749,231
General Motors Co. *	10,700	384,879
Harley-Davidson, Inc.	2,456	157,773
Johnson Controls, Inc.	7,700	319,550
The Goodyear Tire & Rubber Co. *	2,600	58,370

		2,010,377

Banks 2.8%
BB&T Corp.	7,920	267,300
Comerica, Inc.	2,130	83,730
Fifth Third Bancorp	9,805	176,882
Hudson City Bancorp, Inc.	5,100	46,155
Huntington Bancshares, Inc.	9,356	77,281
KeyCorp	10,300	117,420
M&T Bank Corp.	1,471	164,634
People’s United Financial, Inc.	3,700	53,206
PNC Financial Services Group, Inc.	6,011	435,497
Regions Financial Corp.	16,027	148,410
SunTrust Banks, Inc.	6,300	204,246
U.S. Bancorp	20,899	764,486
Wells Fargo & Co.	54,758	2,262,601
Zions Bancorp	2,008	55,059

		4,856,907

Capital Goods 8.0%
3M Co.	7,330	875,275
AMETEK, Inc.	2,800	128,856
Caterpillar, Inc.	7,180	598,597
Cummins, Inc.	2,000	265,740
Danaher Corp.	6,752	468,049
Deere & Co.	4,440	361,372
Dover Corp.	2,000	179,660
Eaton Corp. plc	5,274	363,062
Emerson Electric Co.	8,160	527,952
Fastenal Co.	3,152	158,388
Flowserve Corp.	1,700	106,063
Fluor Corp.	1,900	134,824
General Dynamics Corp.	3,810	333,451
General Electric Co.	115,268	2,753,752
Honeywell International, Inc.	8,937	742,128
Illinois Tool Works, Inc.	4,644	354,198
Ingersoll-Rand plc	3,100	201,314
Jacobs Engineering Group, Inc. *	1,400	81,452
Joy Global, Inc.	1,100	56,144
L-3 Communications Holdings, Inc.	1,100	103,950
Lockheed Martin Corp.	3,030	386,476
Masco Corp.	3,910	83,205
Northrop Grumman Corp.	2,554	243,294
PACCAR, Inc.	4,094	227,872
Pall Corp.	1,200	92,448
Parker Hannifin Corp.	1,635	177,757
Pentair Ltd.	2,399	155,791
Precision Castparts Corp.	1,600	363,584
Quanta Services, Inc. *	2,300	63,273
Raytheon Co.	3,610	278,223
Rockwell Automation, Inc.	1,590	170,035
Rockwell Collins, Inc.	1,600	108,576
Roper Industries, Inc.	1,100	146,157
Snap-on, Inc.	600	59,700
Stanley Black & Decker, Inc.	1,823	165,109
Textron, Inc.	3,000	82,830
The Boeing Co.	7,896	927,780
United Technologies Corp.	9,530	1,027,525
W.W. Grainger, Inc.	700	183,197
Xylem, Inc.	2,000	55,860

		13,792,919

Commercial & Professional Supplies 0.7%
Cintas Corp.	1,157	59,238
Equifax, Inc.	1,300	77,805
Iron Mountain, Inc.	2,133	57,634
Nielsen Holdings N.V.	2,300	83,835
Pitney Bowes, Inc.	2,300	41,837
Republic Services, Inc.	3,236	107,953
Robert Half International, Inc.	1,550	60,497
Stericycle, Inc. *	1,000	115,400
The ADT Corp.	2,100	85,386
The Dun & Bradstreet Corp.	500	51,925
Tyco International Ltd.	5,200	181,896
Waste Management, Inc.	4,927	203,189

		1,126,595

Consumer Durables & Apparel 1.2%
Coach, Inc.	3,100	169,043
D.R. Horton, Inc.	3,000	58,290
Fossil Group, Inc. *	600	69,744

 Schwab S&P 500 Index Portfolio

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Garmin Ltd.	1,500	67,785
Harman International Industries, Inc.	800	52,984
Hasbro, Inc.	1,275	60,104
Leggett & Platt, Inc.	1,600	48,240
Lennar Corp., Class A	1,800	63,720
Mattel, Inc.	3,900	163,254
Newell Rubbermaid, Inc.	3,124	85,910
NIKE, Inc., Class B	8,440	613,082
PulteGroup, Inc.	3,665	60,472
PVH Corp.	900	106,821
Ralph Lauren Corp.	700	115,311
VF Corp.	1,010	201,040
Whirlpool Corp.	933	136,629

		2,072,429

Consumer Services 1.8%
Carnival Corp.	5,022	163,918
Chipotle Mexican Grill, Inc. *	342	146,615
Darden Restaurants, Inc.	1,390	64,343
H&R Block, Inc.	3,000	79,980
International Game Technology	2,900	54,897
Marriott International, Inc., Class A	2,657	111,754
McDonald’s Corp.	11,310	1,088,135
Starbucks Corp.	8,420	648,087
Starwood Hotels & Resorts Worldwide, Inc.	2,340	155,493
Wyndham Worldwide Corp.	1,580	96,333
Wynn Resorts Ltd.	900	142,209
Yum! Brands, Inc.	5,000	356,950

		3,108,714

Diversified Financials 8.2%
American Express Co.	10,480	791,450
Ameriprise Financial, Inc.	2,278	207,480
Bank of America Corp.	121,867	1,681,765
Berkshire Hathaway, Inc., Class B *	20,338	2,308,566
BlackRock, Inc.	1,450	392,399
Capital One Financial Corp.	6,680	459,183
Citigroup, Inc.	34,389	1,668,210
CME Group, Inc.	3,500	258,580
Discover Financial Services	5,490	277,465
E*TRADE Financial Corp. *	3,016	49,764
Franklin Resources, Inc.	4,700	237,585
IntercontinentalExchange, Inc. *	800	145,136
Invesco Ltd.	4,900	156,310
JPMorgan Chase & Co.	42,721	2,208,248
Legg Mason, Inc.	1,400	46,816
Leucadia National Corp.	3,500	95,340
McGraw Hill Financial, Inc.	3,030	198,738
Moody’s Corp.	2,280	160,352
Morgan Stanley	15,480	417,186
Northern Trust Corp.	2,470	134,343
NYSE Euronext	2,700	113,346
SLM Corp.	5,100	126,990
State Street Corp.	5,100	335,325
T. Rowe Price Group, Inc.	3,000	215,790
The Bank of New York Mellon Corp.	13,077	394,795
The Charles Schwab Corp. (a)	13,106	277,061
The Goldman Sachs Group, Inc.	4,767	754,187
The NASDAQ OMX Group, Inc.	1,400	44,926

		14,157,336

Energy 10.3%
Anadarko Petroleum Corp.	5,694	529,485
Apache Corp.	4,608	392,325
Baker Hughes, Inc.	5,021	246,531
Cabot Oil & Gas Corp.	4,600	171,672
Cameron International Corp. *	2,900	169,273
Chesapeake Energy Corp.	5,900	152,692
Chevron Corp.	21,916	2,662,794
ConocoPhillips	13,852	962,853
CONSOL Energy, Inc.	2,500	84,125
Denbury Resources, Inc. *	4,300	79,163
Devon Energy Corp.	4,363	252,007
Diamond Offshore Drilling, Inc.	800	49,856
Ensco plc, Class A	2,700	145,125
EOG Resources, Inc.	3,114	527,138
EQT Corp.	1,800	159,696
Exxon Mobil Corp.	49,876	4,291,331
FMC Technologies, Inc. *	2,600	144,092
Halliburton Co.	9,520	458,388
Helmerich & Payne, Inc.	1,300	89,635
Hess Corp.	3,210	248,261
Kinder Morgan, Inc.	7,608	270,617
Marathon Oil Corp.	7,864	274,296
Marathon Petroleum Corp.	3,632	233,610
Murphy Oil Corp.	1,832	110,506
Nabors Industries Ltd.	3,200	51,392
National Oilwell Varco, Inc.	4,786	373,835
Newfield Exploration Co. *	1,400	38,318
Noble Corp.	2,900	109,533
Noble Energy, Inc.	4,000	268,040
Occidental Petroleum Corp.	9,200	860,568
Peabody Energy Corp.	2,800	48,300
Phillips 66	6,976	403,352
Pioneer Natural Resources Co.	1,600	302,080
QEP Resources, Inc.	1,900	52,611
Range Resources Corp.	1,900	144,191
Rowan Cos. plc, Class A *	1,300	47,736
Schlumberger Ltd.	14,881	1,314,885
Southwestern Energy Co. *	3,900	141,882
Spectra Energy Corp.	7,481	256,075
Tesoro Corp.	1,500	65,970
The Williams Cos., Inc.	7,600	276,336
Valero Energy Corp.	6,160	210,364
WPX Energy, Inc. *	2,100	40,446

		17,711,385

Food & Staples Retailing 2.3%
Costco Wholesale Corp.	4,900	564,088
CVS Caremark Corp.	13,835	785,136
Safeway, Inc.	2,740	87,653
Sysco Corp.	6,600	210,078
The Kroger Co.	6,040	243,654
Wal-Mart Stores, Inc.	18,510	1,368,999
Walgreen Co.	9,745	524,281
Whole Foods Market, Inc.	4,200	245,700

		4,029,589

 Schwab S&P 500 Index Portfolio

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Food, Beverage & Tobacco 5.3%
Altria Group, Inc.	22,664	778,508
Archer-Daniels-Midland Co.	7,500	276,300
Beam, Inc.	1,907	123,288
Brown-Forman Corp., Class B	1,820	123,997
Campbell Soup Co.	2,000	81,420
Coca-Cola Enterprises, Inc.	3,000	120,630
ConAgra Foods, Inc.	4,670	141,688
Constellation Brands, Inc., Class A *	1,900	109,060
Dr Pepper Snapple Group, Inc.	2,300	103,086
General Mills, Inc.	7,258	347,803
Hormel Foods Corp.	1,500	63,180
Kellogg Co.	2,800	164,444
Kraft Foods Group, Inc.	6,663	349,408
Lorillard, Inc.	4,308	192,912
McCormick & Co., Inc. - Non Voting Shares	1,500	97,050
Mead Johnson Nutrition Co.	2,200	163,372
Molson Coors Brewing Co., Class B	1,978	99,157
Mondelez International, Inc., Class A	20,190	634,370
Monster Beverage Corp. *	1,700	88,825
PepsiCo, Inc.	17,448	1,387,116
Philip Morris International, Inc.	18,244	1,579,748
Reynolds American, Inc.	3,512	171,315
The Coca-Cola Co.	43,304	1,640,355
The Hershey Co.	1,644	152,070
The JM Smucker Co.	1,246	130,880
Tyson Foods, Inc., Class A	3,186	90,100

		9,210,082

Health Care Equipment & Services 4.1%
Abbott Laboratories	17,655	585,969
Aetna, Inc.	4,282	274,134
AmerisourceBergen Corp.	2,660	162,526
Baxter International, Inc.	6,050	397,424
Becton, Dickinson & Co.	2,200	220,044
Boston Scientific Corp. *	15,290	179,505
C.R. Bard, Inc.	920	105,984
Cardinal Health, Inc.	3,934	205,158
CareFusion Corp. *	2,417	89,187
Cerner Corp. *	3,200	168,160
CIGNA Corp.	3,280	252,101
Covidien plc	5,200	316,888
DaVita HealthCare Partners, Inc. *	2,000	113,800
DENTSPLY International, Inc.	1,600	69,456
Edwards Lifesciences Corp. *	1,200	83,556
Express Scripts Holding Co. *	9,237	570,662
Humana, Inc.	1,800	167,994
Intuitive Surgical, Inc. *	454	170,827
Laboratory Corp. of America Holdings *	904	89,623
McKesson Corp.	2,616	335,633
Medtronic, Inc.	11,149	593,684
Patterson Cos., Inc.	980	39,396
Quest Diagnostics, Inc.	1,760	108,750
St. Jude Medical, Inc.	3,304	177,226
Stryker Corp.	3,360	227,102
Tenet Healthcare Corp. *	1,125	46,339
UnitedHealth Group, Inc.	11,610	831,392
Varian Medical Systems, Inc. *	1,200	89,676
WellPoint, Inc.	3,436	287,284
Zimmer Holdings, Inc.	1,884	154,752

		7,114,232

Household & Personal Products 2.2%
Avon Products, Inc.	4,916	101,269
Colgate-Palmolive Co.	10,040	595,372
Kimberly-Clark Corp.	4,326	407,596
The Clorox Co.	1,400	114,408
The Estee Lauder Cos., Inc., Class A	2,800	195,720
The Procter & Gamble Co.	30,973	2,341,249

		3,755,614

Insurance 3.0%
ACE Ltd.	3,900	364,884
Aflac, Inc.	5,250	325,447
American International Group, Inc.	16,671	810,711
Aon plc	3,510	261,284
Assurant, Inc.	800	43,280
Cincinnati Financial Corp.	1,735	81,823
Genworth Financial, Inc., Class A *	5,600	71,624
Lincoln National Corp.	3,062	128,573
Loews Corp.	3,388	158,355
Marsh & McLennan Cos., Inc.	6,100	265,655
MetLife, Inc.	12,707	596,594
Principal Financial Group, Inc.	3,163	135,440
Prudential Financial, Inc.	5,270	410,955
The Allstate Corp.	5,340	269,937
The Chubb Corp.	2,880	257,069
The Hartford Financial Services Group, Inc.	5,030	156,534
The Progressive Corp.	6,080	165,558
The Travelers Cos., Inc.	4,239	359,340
Torchmark Corp.	1,000	72,350
Unum Group	2,976	90,589
XL Group plc	3,300	101,706

		5,127,708

Materials 3.5%
Air Products & Chemicals, Inc.	2,320	247,242
Airgas, Inc.	700	74,235
Alcoa, Inc.	11,472	93,153
Allegheny Technologies, Inc.	1,070	32,656
Avery Dennison Corp.	1,100	47,872
Ball Corp.	1,800	80,784
Bemis Co., Inc.	1,200	46,812
CF Industries Holdings, Inc.	700	147,581
Cliffs Natural Resources, Inc.	2,200	45,100
E.I. du Pont de Nemours & Co.	10,414	609,844
Eastman Chemical Co.	1,800	140,220
Ecolab, Inc.	3,004	296,675
FMC Corp.	1,500	107,580
Freeport-McMoRan Copper & Gold, Inc.	11,804	390,476

 Schwab S&P 500 Index Portfolio

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
International Flavors & Fragrances, Inc.	900	74,070
International Paper Co.	5,098	228,390
LyondellBasell Industries N.V., Class A	5,100	373,473
MeadWestvaco Corp.	1,949	74,803
Monsanto Co.	6,050	631,439
Newmont Mining Corp.	5,846	164,273
Nucor Corp.	3,600	176,472
Owens-Illinois, Inc. *	1,700	51,034
PPG Industries, Inc.	1,600	267,296
Praxair, Inc.	3,345	402,102
Sealed Air Corp.	2,528	68,736
Sigma-Aldrich Corp.	1,282	109,355
The Dow Chemical Co.	13,705	526,272
The Mosaic Co.	3,900	167,778
The Sherwin-Williams Co.	1,033	188,192
United States Steel Corp. (b)	1,500	30,885
Vulcan Materials Co.	1,400	72,534

		5,967,334

Media 3.6%
Cablevision Systems Corp., Class A	2,500	42,100
CBS Corp., Class B - Non Voting Shares	6,480	357,437
Comcast Corp., Class A	29,413	1,327,997
DIRECTV *	5,780	345,355
Discovery Communications, Inc., Class A *	2,600	219,492
Gannett Co., Inc.	2,560	68,582
News Corp., Class A *	5,493	88,218
Omnicom Group, Inc.	2,840	180,170
Scripps Networks Interactive, Class A	1,200	93,732
The Interpublic Group of Cos., Inc.	4,997	85,849
The Walt Disney Co.	18,820	1,213,702
The Washington Post Co., Class B	52	31,790
Time Warner Cable, Inc.	3,309	369,284
Time Warner, Inc.	10,374	682,713
Twenty-First Century Fox, Inc.	22,474	752,879
Viacom Inc., Class B	4,980	416,228

		6,275,528

Pharmaceuticals, Biotechnology & Life Sciences 8.7%
AbbVie, Inc.	17,955	803,127
Actavis, Inc. *	2,000	288,000
Agilent Technologies, Inc.	3,967	203,309
Alexion Pharmaceuticals, Inc. *	2,300	267,168
Allergan, Inc.	3,310	299,390
Amgen, Inc.	8,464	947,460
Biogen Idec, Inc. *	2,650	638,014
Bristol-Myers Squibb Co.	18,600	860,808
Celgene Corp. *	4,750	731,167
Eli Lilly & Co.	11,120	559,670
Forest Laboratories, Inc. *	2,670	114,249
Gilead Sciences, Inc. *	17,256	1,084,367
Hospira, Inc. *	1,800	70,596
Johnson & Johnson	31,938	2,768,705
Life Technologies Corp. *	2,039	152,578
Merck & Co., Inc.	33,129	1,577,272
Mylan, Inc. *	4,191	159,970
PerkinElmer, Inc.	1,200	45,300
Perrigo Co.	1,100	135,718
Pfizer, Inc.	74,996	2,153,135
Regeneron Pharmaceuticals, Inc. *	900	281,583
Thermo Fisher Scientific, Inc.	4,090	376,894
Vertex Pharmaceuticals, Inc. *	2,600	197,132
Waters Corp. *	1,000	106,210
Zoetis, Inc.	5,600	174,272

		14,996,094

Real Estate 2.0%
American Tower Corp.	4,470	331,361
Apartment Investment & Management Co., Class A	1,577	44,061
AvalonBay Communities, Inc.	1,434	182,247
Boston Properties, Inc.	1,716	183,440
CBRE Group, Inc., Class A *	3,600	83,268
Equity Residential	3,700	198,209
HCP, Inc.	5,100	208,845
Health Care REIT, Inc.	3,200	199,616
Host Hotels & Resorts, Inc.	8,260	145,954
Kimco Realty Corp.	4,410	88,994
Plum Creek Timber Co., Inc.	1,760	82,421
Prologis, Inc.	5,532	208,114
Public Storage	1,600	256,880
Simon Property Group, Inc.	3,537	524,290
The Macerich Co.	1,500	84,660
Ventas, Inc.	3,400	209,100
Vornado Realty Trust REIT	1,963	165,010
Weyerhaeuser Co.	6,641	190,132

		3,386,602

Retailing 4.4%
Abercrombie & Fitch Co., Class A	900	31,833
Amazon.com, Inc. *	4,200	1,313,088
AutoNation, Inc. *	700	36,519
AutoZone, Inc. *	400	169,092
Bed Bath & Beyond, Inc. *	2,516	194,638
Best Buy Co., Inc.	3,125	117,187
CarMax, Inc. *	2,500	121,175
Dollar General Corp. *	3,200	180,672
Dollar Tree, Inc. *	2,600	148,616
Expedia, Inc.	1,200	62,148
Family Dollar Stores, Inc.	1,000	72,020
GameStop Corp., Class A	1,200	59,580
Genuine Parts Co.	1,700	137,513
J.C. Penney Co., Inc. (b)*	3,200	28,224
Kohl’s Corp.	2,310	119,542
L Brands, Inc.	2,808	171,569
Lowe’s Cos., Inc.	11,840	563,702
Macy’s, Inc.	4,122	178,359
Netflix, Inc. *	700	216,447
Nordstrom, Inc.	1,750	98,350
O’Reilly Automotive, Inc. *	1,200	153,108
PetSmart, Inc.	1,100	83,886
Priceline.com, Inc. *	583	589,384
Ross Stores, Inc.	2,400	174,720
Staples, Inc.	7,350	107,678

 Schwab S&P 500 Index Portfolio

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Target Corp.	7,220	461,936
The Gap, Inc.	3,176	127,929
The Home Depot, Inc.	16,265	1,233,700
The TJX Cos., Inc.	8,220	463,526
Tiffany & Co.	1,326	101,598
TripAdvisor, Inc. *	1,300	98,592
Urban Outfitters, Inc. *	1,200	44,124

		7,660,455

Semiconductors & Semiconductor Equipment 2.0%
Altera Corp.	3,480	129,317
Analog Devices, Inc.	3,630	170,792
Applied Materials, Inc.	13,570	238,018
Broadcom Corp., Class A	6,055	157,491
First Solar, Inc. *	900	36,189
Intel Corp.	56,221	1,288,585
KLA-Tencor Corp.	1,800	109,530
Lam Research Corp. *	1,912	97,875
Linear Technology Corp.	2,530	100,340
LSI Corp.	6,510	50,908
Microchip Technology, Inc.	2,100	84,609
Micron Technology, Inc. *	11,400	199,158
NVIDIA Corp.	6,700	104,252
Teradyne, Inc. *	2,100	34,692
Texas Instruments, Inc.	12,560	505,791
Xilinx, Inc.	3,000	140,580

		3,448,127

Software & Services 9.2%
Accenture plc, Class A	7,400	544,936
Adobe Systems, Inc. *	5,300	275,282
Akamai Technologies, Inc. *	2,000	103,400
Autodesk, Inc. *	2,420	99,631
Automatic Data Processing, Inc.	5,413	391,793
CA, Inc.	3,644	108,117
Citrix Systems, Inc. *	2,060	145,457
Cognizant Technology Solutions Corp., Class A *	3,400	279,208
Computer Sciences Corp.	1,700	87,958
eBay, Inc. *	13,188	735,758
Electronic Arts, Inc. *	3,558	90,907
Fidelity National Information Services, Inc.	3,300	153,252
Fiserv, Inc. *	1,560	157,638
Google, Inc., Class A *	3,167	2,774,007
International Business Machines Corp.	11,645	2,156,421
Intuit, Inc.	3,396	225,189
MasterCard, Inc., Class A	1,182	795,226
Microsoft Corp.	85,788	2,857,598
Oracle Corp.	40,380	1,339,405
Paychex, Inc.	3,650	148,336
Red Hat, Inc. *	2,100	96,894
Salesforce.com, Inc. *	6,136	318,520
Symantec Corp.	7,841	194,065
Teradata Corp. *	1,800	99,792
The Western Union Co.	6,559	122,391
Total System Services, Inc.	1,800	52,956
VeriSign, Inc. *	1,725	87,785
Visa, Inc., Class A	5,800	1,108,380
Yahoo! Inc. *	11,010	365,092

		15,915,394

Technology Hardware & Equipment 6.3%
Amphenol Corp., Class A	1,900	147,022
Apple, Inc.	10,287	4,904,327
Cisco Systems, Inc.	60,398	1,414,521
Corning, Inc.	16,550	241,465
Dell, Inc.	16,572	228,197
EMC Corp.	23,762	607,357
F5 Networks, Inc. *	800	68,608
FLIR Systems, Inc.	1,500	47,100
Harris Corp.	1,200	71,160
Hewlett-Packard Co.	21,793	457,217
Jabil Circuit, Inc.	2,127	46,113
JDS Uniphase Corp. *	2,519	37,055
Juniper Networks, Inc. *	5,700	113,202
Molex, Inc.	1,600	61,632
Motorola Solutions, Inc.	2,676	158,901
NetApp, Inc.	3,700	157,694
QUALCOMM, Inc.	19,520	1,314,867
SanDisk Corp.	2,800	166,628
Seagate Technology plc	3,500	153,090
TE Connectivity Ltd.	4,700	243,366
Western Digital Corp.	2,500	158,500
Xerox Corp.	12,367	127,256

		10,925,278

Telecommunication Services 2.4%
AT&T, Inc.	60,158	2,034,544
CenturyLink, Inc.	6,785	212,913
Crown Castle International Corp. *	3,400	248,302
Frontier Communications Corp.	11,096	46,270
Verizon Communications, Inc.	32,354	1,509,638
Windstream Holdings, Inc. (b)	6,235	49,880

		4,101,547

Transportation 1.9%
C.H. Robinson Worldwide, Inc.	1,900	113,164
CSX Corp.	11,560	297,555
Delta Air Lines, Inc.	9,600	226,464
Expeditors International of Washington, Inc.	2,300	101,338
FedEx Corp.	3,320	378,845
Kansas City Southern	1,300	142,168
Norfolk Southern Corp.	3,500	270,725
Ryder System, Inc.	600	35,820
Southwest Airlines Co.	7,986	116,276
Union Pacific Corp.	5,280	820,195
United Parcel Service, Inc., Class B	8,205	749,691

		3,252,241

Utilities 3.1%
AGL Resources, Inc.	1,243	57,215
Ameren Corp.	2,600	90,584
American Electric Power Co., Inc.	5,570	241,459
CenterPoint Energy, Inc.	4,850	116,254
CMS Energy Corp.	2,860	75,275

 Schwab S&P 500 Index Portfolio

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Consolidated Edison, Inc.	3,350	184,719
Dominion Resources, Inc.	6,450	402,996
DTE Energy Co.	2,000	131,960
Duke Energy Corp.	8,063	538,447
Edison International	3,700	170,422
Entergy Corp.	1,927	121,767
Exelon Corp.	9,793	290,265
FirstEnergy Corp.	4,769	173,830
Integrys Energy Group, Inc.	897	50,133
NextEra Energy, Inc.	4,850	388,776
NiSource, Inc.	3,546	109,536
Northeast Utilities	3,600	148,500
NRG Energy, Inc.	3,600	98,388
ONEOK, Inc.	2,400	127,968
Pepco Holdings, Inc.	3,150	58,149
PG&E Corp.	5,000	204,600
Pinnacle West Capital Corp.	1,150	62,951
PPL Corp.	7,110	216,002
Public Service Enterprise Group, Inc.	5,750	189,347
SCANA Corp.	1,600	73,664
Sempra Energy	2,531	216,654
TECO Energy, Inc.	2,140	35,396
The AES Corp.	6,750	89,708
The Southern Co.	9,860	406,035
Wisconsin Energy Corp.	2,500	100,950
Xcel Energy, Inc.	5,559	153,484

		5,325,434

Total Common Stock
(Cost $90,172,267)		169,327,921

Issuer	Face Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 1.7% of net assets

Time Deposit 1.6%
Bank of America
0.03%, 10/01/13	2,832,510	2,832,510

U.S. Treasury Bill 0.1%
U.S. Treasury Bill
0.01%, 12/19/13 (c)(d)	125,000	124,997

Total Short-Term Investments
(Cost $2,957,509)		2,957,507

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 0.1% of net assets

Wells Fargo Advantage Government Money Market Fund 0.01% (e)	98,205	98,205

Total Collateral Invested for Securities on Loan
(Cost $98,205)		98,205

End of Collateral Invested for Securities on Loan.

At 09/30/13, the tax basis cost of the fund’s investments was $96,282,967 and the unrealized appreciation and depreciation were $81,544,255 and ($5,541,794), respectively, with a net unrealized appreciation of $76,002,461.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $95,159.
(c)	All or a portion of this security is held as collateral for open futures contracts.
(d)	The rate shown is the purchase yield.
(e)	The rate shown is the 7-day yield.

REIT —	Real Estate Investment Trust

In addition to the above, the fund held the following at 09/30/13.

		Contract	Unrealized
	Number of	Value	Losses
	Contracts	($)	($)

Futures Contract
S&P 500 Index, e-mini, Long, expires 12/20/13	35	2,930,025	(12,127)

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

 Schwab S&P 500 Index Portfolio

Portfolio Holdings (Unaudited) continued

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Futures Contracts: Futures are valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value

 Schwab S&P 500 Index Portfolio

Portfolio Holdings (Unaudited) continued

of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of September 30, 2013:

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$169,327,921	$—	$—	$169,327,921
Short-Term Investments[1]	—	2,957,507	—	2,957,507

Total	$169,327,921	$2,957,507	$—	$172,285,428

Other Financial Instruments
Collateral Invested for Securities on Loan	$98,205	$—	$—	$98,205

Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($12,127)	$—	$—	($12,127)

[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments and are valued at unrealized appreciation or depreciation.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2013.

On September 30, 2013, the fund had open equity index futures contracts. The fund invests in futures to equitize available cash. The primary risk associated with investing in futures is market risk.

As of September 30, 2013, the fund had securities on loan. The values and the related cash collateral are disclosed in the fund’s Portfolio Holdings.

REG47715SEP13

Schwab Annuity Portfolios
Schwab Money Market Portfolio™

Portfolio Holdings as of September 30, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

81.6%	Fixed-Rate Obligations	95,772,286	95,772,286
9.4%	Variable-Rate Obligations	11,001,754	11,001,754
0.0%	Other Investment Company	45,600	45,600
8.1%	Repurchase Agreements	9,521,051	9,521,051

99.1%	Total Investments	116,340,691	116,340,691
0.9%	Other Assets and Liabilities, Net		1,032,486

100.0%	Net Assets		117,373,177

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Obligations 81.6% of net assets

Government Agency Debt 77.3%
Fannie Mae		4.63%		10/15/13	5,000,000	5,008,594
		0.07%		01/03/14	7,000,000	6,998,721
		0.07%		02/26/14	4,000,000	3,998,849

Federal Home Loan Bank		0.05%		10/02/13	3,200,000	3,199,996
		0.06%		10/02/13	5,000,000	4,999,992
		0.05%		10/08/13	8,000,000	7,999,922
		0.09%		10/18/13	5,000,000	4,999,787
		0.05%		10/23/13	7,200,000	7,199,780
		0.06%		11/01/13	4,500,000	4,499,767
		0.04%		11/08/13	6,000,000	5,999,747
		0.10%		11/22/13	1,900,000	1,899,725
		0.03%		12/13/13	2,462,000	2,461,850
		3.13%		12/13/13	5,500,000	5,532,652
		0.11%		01/02/14	2,500,000	2,499,290
		0.07%		01/22/14	5,000,000	4,998,901
		0.06%		03/12/14	4,800,000	4,798,704

Freddie Mac		0.05%		10/15/13	2,000,000	1,999,961
		0.09%		10/21/13	3,000,000	2,999,850
		4.88%		11/15/13	3,000,000	3,017,274
		0.03%		12/02/13	3,200,000	3,199,835
		0.07%		02/24/14	2,460,000	2,459,302

						90,772,499

Treasury Debt 4.3%
United States Treasury Department		0.01%		02/06/14	5,000,000	4,999,787

Total Fixed-Rate Obligations
(Cost $95,772,286)						95,772,286

 1

 Schwab Money Market Portfolio

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Variable-Rate Obligations 9.4% of net assets

Government Agency Debt 9.4%
Fannie Mae		0.16%	10/20/13	06/20/14	2,000,000	2,000,300

Farm Credit System		0.18%	10/15/13	01/15/14	9,000,000	9,001,454

Total Variable-Rate Obligations
(Cost $11,001,754)						11,001,754

Other Investment Company 0.0% of net assets

Money Market Fund 0.0%
State Street Institutional US Government Money Market Fund, Institutional Class	(a)	0.00%	n/a	n/a	45,600	45,600

Total Other Investment Company
(Cost $45,600)						45,600

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Repurchase Agreements 8.1% of net assets

Treasury Repurchase Agreement 8.1%
Deutsche Bank Securities, Inc
Issued 09/30/13, repurchase date 10/01/13 (Collateralized by U.S. Treasury Securities valued at $9,711,516, 2.13% - 3.13%, due 05/15/21 - 02/15/40)		0.05%		10/01/13	9,521,064	9,521,051

Total Repurchase Agreements
(Cost $9,521,051)						9,521,051

End of Investments.

At 09/30/13, the tax basis cost of the fund’s investments was $116,340,691.

(a)	The rate shown is the 7-day yield.

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

2

 Schwab Money Market Portfolio

Portfolio Holdings (Unaudited) continued

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At September 30, 2013, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2013.

REG47713SEP13

 3

Schwab Annuity Portfolios
Schwab MarketTrack Growth Portfolio II™

Portfolio Holdings as of September 30, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

96.9%	Other Investment Companies	20,311,119	29,336,635
3.3%	Short-Term Investments	998,926	998,926

100.2%	Total Investments	21,310,045	30,335,561
(0.2%)	Other Assets and Liabilities, Net		(73,373)

100.0%	Net Assets		30,262,188

	Number	Value
Security	of Shares	($)

Other Investment Companies 96.9% of net assets

Equity Funds 80.6%

International 20.3%
Schwab International Index Fund (a)	318,334	6,147,020

Large-Cap 40.2%
Schwab 1000 Index Fund (a)	65,649	3,038,219
Schwab S&P 500 Index Fund (a)	343,819	9,131,844

		12,170,063

Small-Cap 20.1%
Schwab Small-Cap Index Fund (a)	225,466	6,074,054

		24,391,137

Fixed-Income Fund 14.6%

Intermediate-Term Bond 14.6%
Schwab Total Bond Market Fund (a)	472,640	4,409,735

Money Market Fund 1.7%
Schwab Value Advantage Money Fund, Institutional Prime Shares 0.00% (a)(b)	535,763	535,763

Total Other Investment Companies
(Cost $20,311,119)		29,336,635

Issuer	Face Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 3.3% of net assets

Time Deposits 3.3%
JPMorgan Chase
0.03%, 10/01/13	86,723	86,723
Wells Fargo
0.03%, 10/01/13	912,203	912,203

Total Short-Term Investments
(Cost $998,926)		998,926

End of Investments.

At 09/30/13, the tax basis cost of the fund’s investments was $22,045,520 and the unrealized appreciation and depreciation were $8,290,041 and ($0), respectively, with a net unrealized appreciation of $8,290,041.

(a)	Issuer is affiliated with the fund’s adviser.
(b)	The rate shown is the 7-day yield.

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: Mutual funds are valued at their respective NAVs.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ

 1

 Schwab MarketTrack Growth Portfolio II

Portfolio Holdings (Unaudited) continued

techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2

 Schwab MarketTrack Growth Portfolio II

Portfolio Holdings (Unaudited) continued

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Investment Companies[1]	$29,336,635	$—	$—	$29,336,635
Short-Term Investments[1]	—	998,926	—	998,926

Total	$29,336,635	$998,926	$—	$30,335,561

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2013.

REG47714SEP13

 3

Schwab Annuity Portfolios
Schwab VIT Balanced Portfolio

Portfolio Holdings as of September 30, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

94.8%	Other Investment Companies	20,450,470	20,818,529
3.7%	Short-Term Investments	821,011	821,011

98.5%	Total Investments	21,271,481	21,639,540
1.5%	Other Assets and Liabilities, Net		330,199

100.0%	Net Assets		21,969,739

	Number	Value
Security	of Shares	($)

Other Investment Companies 94.8% of net assets

U.S. Stocks 20.0%

Large-Cap 15.0%
Schwab U.S. Large-Cap ETF (a)	82,113	3,301,764

Micro-Cap 1.0%
iShares Micro-Cap ETF	3,253	222,343

Small-Cap 4.0%
Schwab U.S. Small-Cap ETF (a)	17,907	863,475

		4,387,582

International Stocks 18.1%

Developed-Market Large-Cap 11.2%
Schwab International Equity ETF (a)	80,945	2,459,919

Developed-Market Small-Cap 2.0%
Schwab International Small-Cap Equity ETF (a)	13,911	429,154

Emerging-Market 4.9%
Schwab Emerging Markets Equity ETF (a)	43,945	1,080,608

		3,969,681

Real Assets 8.8%

Commodity 2.9%
Credit Suisse Commodity Return Strategy Fund, Class I *	88,310	644,663

Real Estate 5.9%
Schwab U.S. REIT ETF (a)	41,637	1,286,583

		1,931,246

Fixed Income 36.6%

Agency Bond 2.0%
iShares Agency Bond ETF	3,893	433,057

Corporate Bond 6.3%
iShares Credit Bond ETF	12,916	1,383,950

High Yield Bond 1.2%
SPDR Barclays High Yield Bond ETF	6,505	259,159

Inflation-Protected Bond 1.6%
Schwab U.S. TIPs ETF (a)	6,737	364,202

International Developed-Market Bond 1.9%
SPDR Barclays International Treasury Bond ETF	7,372	430,304

Mortgage-Backed Bond 12.4%
iShares MBS ETF	25,674	2,719,390

Treasury Bond 11.2%
Schwab Intermediate-Term U.S. Treasury ETF (a)	46,517	2,457,958

		8,048,020

Money Market Fund 11.3%
Schwab Value Advantage Money Fund, Institutional Prime Shares 0.02% (a)(b)	2,482,000	2,482,000

Total Other Investment Companies
(Cost $20,450,470)		20,818,529

Issuer	Face Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 3.7% of net assets

Time Deposits 3.7%
DNB
0.03%, 10/01/13	174,397	174,397
Societe Generale
0.03%, 10/01/13	646,614	646,614

Total Short-Term Investments
(Cost $821,011)		821,011

End of Investments.

At 09/30/13, the tax basis cost of the fund’s investments was $21,301,708 and the unrealized appreciation and depreciation were $525,962 and ($188,130) respectively, with a net unrealized appreciation of $337,832.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	The rate shown is the 7-day yield.

 1

 Schwab VIT Balanced Portfolio

Portfolio Holdings (Unaudited) continued

ETF —	Exchange traded fund
MBS —	Mortgage-Backed Security
REIT —	Real Estate Investment Trust
SPDR —	Standard & Poor’s Depositary Receipts
TIPs —	Treasury Inflation Protected Securities

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: Mutual funds are valued at their respective net asset values “NAVs”. ETFs traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAV, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most

2

 Schwab VIT Balanced Portfolio

Portfolio Holdings (Unaudited) continued

government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of September 30, 2013:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Investment Companies[1]	$20,818,529	$—	$—	$20,818,529
Short-Term Investments[1]	—	821,011	—	821,011

Total	$20,818,529	$821,011	$—	$21,639,540

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2013.

REG68012SEP13

 3

Schwab Annuity Portfolios
Schwab VIT Balanced with Growth Portfolio

Portfolio Holdings as of September 30, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

95.9%	Other Investment Companies	48,551,923	49,744,419
4.2%	Short-Term Investments	2,160,222	2,160,222

100.1%	Total Investments	50,712,145	51,904,641
(0.1%)	Other Assets and Liabilities, Net		(34,322)

100.0%	Net Assets		51,870,319

	Number	Value
Security	of Shares	($)

Other Investment Companies 95.9% of net assets

U.S. Stocks 28.8%

Large-Cap 21.9%
Schwab U.S. Large-Cap ETF (a)	282,711	11,367,809

Micro-Cap 1.0%
iShares Micro-Cap ETF	7,581	518,162

Small-Cap 5.9%
Schwab U.S. Small-Cap ETF (a)	63,237	3,049,288

		14,935,259

International Stocks 25.9%

Developed-Market Large-Cap 17.0%
Schwab International Equity ETF (a)	289,869	8,809,119

Developed-Market Small-Cap 3.0%
Schwab International Small-Cap Equity ETF (a)	50,158	1,547,374

Emerging-Market 5.9%
Schwab Emerging Markets Equity ETF (a)	125,340	3,082,111

		13,438,604

Real Assets 9.8%

Commodity 3.9%
Credit Suisse Commodity Return Strategy Fund, Class I *	278,305	2,031,624

Real Estate 5.9%
Schwab U.S. REIT ETF (a)	98,639	3,047,945

		5,079,569

Fixed Income 28.8%

Agency Bond 1.9%
iShares Agency Bond ETF	9,023	1,003,718

Corporate Bond 4.3%
iShares Credit Bond ETF	20,966	2,246,507

High Yield Bond 1.2%
SPDR Barclays High Yield Bond ETF	15,377	612,620

Inflation-Protected Bond 1.7%
Schwab U.S. TIPs ETF (a)	16,323	882,421

International Developed-Market Bond 1.0%
SPDR Barclays International Treasury Bond ETF	8,494	495,795

Mortgage-Backed Bond 10.5%
iShares MBS ETF	51,177	5,420,668

Treasury Bond 8.2%
Schwab Intermediate-Term U.S. Treasury ETF (a)	80,531	4,255,258

		14,916,987

Money Market Fund 2.6%
Schwab Value Advantage Money Fund, Institutional Prime Shares 0.02% (a)(b)	1,374,000	1,374,000

Total Other Investment Companies
(Cost $48,551,923)		49,744,419

Issuer	Face Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 4.2% of net assets

Time Deposits 4.2%
JPMorgan Chase
0.03%, 10/01/13	630,715	630,715
Wells Fargo
0.03%, 10/01/13	1,529,507	1,529,507

Total Short-Term Investments
(Cost $2,160,222)		2,160,222

End of Investments.

At 09/30/13, the tax basis cost of the fund’s investments was $50,754,503 and the unrealized appreciation and depreciation were $1,542,310 and ($392,172) respectively, with a net unrealized appreciation of $1,150,138.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	The rate shown is the 7-day yield.

 1

 Schwab VIT Balanced with Growth Portfolio

Portfolio Holdings (Unaudited) continued

ETF —	Exchange traded fund
MBS —	Mortgage-Backed Security
REIT —	Real Estate Investment Trust
SPDR —	Standard & Poor’s Depositary Receipts
TIPs —	Treasury Inflation Protected Securities

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: Mutual funds are valued at their respective net asset values “NAVs”. ETFs traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAV, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most

2

 Schwab VIT Balanced with Growth Portfolio

Portfolio Holdings (Unaudited) continued

government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of September 30, 2013:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Investment Companies[1]	$49,744,419	$—	$—	$49,744,419
Short-Term Investments[1]	—	2,160,222	—	2,160,222

Total	$49,744,419	$2,160,222	$—	$51,904,641

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2013.

REG68013SEP13

 3

Schwab Annuity Portfolios
Schwab VIT Growth Portfolio

Portfolio Holdings as of September 30, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

94.8%	Other Investment Companies	48,043,973	49,407,682
6.5%	Short-Term Investments	3,390,585	3,390,585

101.3%	Total Investments	51,434,558	52,798,267
(1.3%)	Other Assets and Liabilities, Net		(655,380)

100.0%	Net Assets		52,142,887

	Number	Value
Security	of Shares	($)

Other Investment Companies 94.8% of net assets

U.S. Stocks 37.5%

Large-Cap 28.6%
Schwab U.S. Large-Cap ETF (a)	371,678	14,945,172

Micro-Cap 2.0%
iShares Micro-Cap ETF	14,982	1,024,020

Small-Cap 6.9%
Schwab U.S. Small-Cap ETF (a)	74,238	3,579,756

		19,548,948

International Stocks 33.6%

Developed-Market Large-Cap 20.8%
Schwab International Equity ETF (a)	357,380	10,860,778

Developed-Market Small-Cap 4.9%
Schwab International Small-Cap Equity ETF (a)	82,986	2,560,118

Emerging-Market 7.9%
Schwab Emerging Markets Equity ETF (a)	166,913	4,104,391

		17,525,287

Real Assets 9.8%

Commodity 3.9%
Credit Suisse Commodity Return Strategy Fund, Class I *	278,181	2,030,724

Real Estate 5.9%
Schwab U.S. REIT ETF (a)	98,729	3,050,726

		5,081,450

Fixed Income 12.0%

Corporate Bond 2.5%
iShares Credit Bond ETF	11,941	1,279,478

Inflation-Protected Bond 0.7%
Schwab U.S. TIPs ETF (a)	7,164	387,286

Mortgage-Backed Bond 4.5%
iShares MBS ETF	22,268	2,358,627

Treasury Bond 4.3%
Schwab Intermediate-Term U.S. Treasury ETF (a)	42,555	2,248,606

		6,273,997

Money Market Fund 1.9%
Schwab Value Advantage Money Fund, Institutional Prime Shares 0.02% (a)(b)	978,000	978,000

Total Other Investment Companies
(Cost $48,043,973)		49,407,682

Issuer	Face Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 6.5% of net assets

Time Deposits 6.5%
JPMorgan Chase
0.03%, 10/01/13	1,521,952	1,521,952
Societe Generale
0.03%, 10/01/13	346,681	346,681
Wells Fargo
0.03%, 10/01/13	1,521,952	1,521,952

Total Short-Term Investments
(Cost $3,390,585)		3,390,585

End of Investments.

At 09/30/13, the tax basis cost of the fund’s investments was $51,461,074 and the unrealized appreciation and depreciation were $1,547,124 and ($209,931), respectively, with a net unrealized appreciation of $1,337,193.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	The rate shown is the 7-day yield.

ETF —	Exchange traded fund
MBS —	Mortgage-Backed Security
REIT —	Real Estate Investment Trust
TIPs —	Treasury Inflation Protected Securities

 1

 Schwab VIT Growth Portfolio

Portfolio Holdings (Unaudited) continued

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: Mutual funds are valued at their respective net asset values “NAVs”. ETFs traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAV, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may

2

 Schwab VIT Growth Portfolio

Portfolio Holdings (Unaudited) continued

trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of September 30, 2013:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Investment Companies[1]	$49,407,682	$—	$—	$49,407,682
Short-Term Investments[1]	—	3,390,585	—	3,390,585

Total	$49,407,682	$3,390,585	$—	$52,798,267

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2013.

REG68014SEP13

 3

Item 2.	Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.
(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 3.	Exhibits.
Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Schwab Annuity Portfolios

By:	/s/ Marie Chandoha Marie Chandoha
Chief Executive Officer
Date: November 27, 2013
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha Marie Chandoha
Chief Executive Officer
Date: November 27, 2013

By:	/s/ George Pereira George Pereira
Principal Financial Officer
Date: November 27, 2013